LONG-TERM DEBT (Tables)	12 Months Ended
Dec. 31, 2020
Financial Instruments [Abstract]
Disclosure of detailed information about borrowings

(US $ millions)	Dec 31, 2020	Dec 31, 2019
Principal value
6.25% senior secured notes due April 2023	$315	$315
5.75% senior secured notes due July 2027	350	350
	665	665
Less: Unamortized debt issue costs	(7)	(8)
	$658	$657
Maturities of long-term debt are as follows:

(US $ millions)	2021	2022	2023	2024	2025	Thereafter	Total
Maturities of long-term debt	$—	$—	$315	$—	$—	$350	$665